Long-term Debt (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt	$ 4,736,352	$ 3,457,515	$ 2,587,837
Less: current portion	(3,037,991)	(1,374,489)	(398,383)
Long-term portion	1,698,361	2,083,026	2,189,454
Note Payable To West Virginia Development Office [Member]
Long-Term Debt	155,967	258,497	312,343
Note Payable To West Virginia Economic Development Authority, Series 1 [Member]
Long-Term Debt	155,099	179,728	192,559
Note Payable To West Virginia Infrastructure and Jobs Development Council, Series 1 [Member]
Long-Term Debt	152,935	177,894	190,974
Note Payable To West Virginia Economic Development Authority, Series 2 [Member]
Long-Term Debt	667,128	756,217	802,916
Note Payable To West Virginia Infrastructure and Jobs Development Council, Series 2 [Member]
Long-Term Debt	679,766	768,259	814,652
Note Payable To West Virginia Jobs Investment Trust Board, Series 1 [Member]
Long-Term Debt	290,000	275,045	0
Note Payable To West Virginia Jobs Investment Trust Board, Series 2 [Member]
Long-Term Debt	400,000	400,000	0
Note Payable To West Virginia High Technology Consortium Foundation [Member]
Long-Term Debt	128,086	191,373	0
Note Payable to West Virginia Economic Development Authority, Series 3 [Member]
Long-Term Debt	177,129	196,983	0
Capital leases [Member]
Long-Term Debt	182,439	253,519	271,050
Bridge Notes [Member]
Long-Term Debt	1,747,803	0
Notes Payable To Finance Company [Member]
Long-Term Debt		$ 0	$ 3,343